Results by Business Segment - Detailed Report of Segments (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020	Oct. 31, 2020
Disclosure of operating segments [line items]
Net interest income	$ 4,854	$ 5,465	$ 9,889	$ 10,686
Non-interest income	6,764	4,868	14,672	12,483
Total revenue	11,618	10,333	24,561	23,169
Provision for credit losses	(96)	2,830	14	3,249
Insurance policyholder benefits, claims and acquisition expense	149	(177)	1,555	1,437
Non-interest expense	6,379	5,942	12,921	12,320
Net income (loss) before income taxes	5,186	1,738	10,071	6,163
Income taxes (recoveries)	1,171	257	2,209	1,173
Net income	4,015	1,481	7,862	4,990
Non-interest expense includes:
Depreciation and amortization	636	641	1,269	1,277
Total assets	1,615,316		1,615,316		$ 1,624,548
Total liabilities	1,522,494		1,522,494		1,537,781
Operating segments [member] | Personal & Commercial Banking [member]
Disclosure of operating segments [line items]
Net interest income	3,085	3,149	6,246	6,375
Non-interest income	1,442	1,251	2,844	2,635
Total revenue	4,527	4,400	9,090	9,010
Provision for credit losses	35	1,706	200	2,048
Non-interest expense	1,915	1,947	3,893	3,931
Net income (loss) before income taxes	2,577	747	4,997	3,031
Income taxes (recoveries)	669	215	1,296	813
Net income	1,908	532	3,701	2,218
Non-interest expense includes:
Depreciation and amortization	229	223	453	457
Total assets	523,063		523,063		509,679
Total liabilities	522,979		522,979		509,682
Operating segments [member] | Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	666	737	1,332	1,475
Non-interest income	2,728	2,085	5,449	4,513
Total revenue	3,394	2,822	6,781	5,988
Provision for credit losses	(2)	91	(31)	89
Non-interest expense	2,495	2,169	5,058	4,539
Net income (loss) before income taxes	901	562	1,754	1,360
Income taxes (recoveries)	210	138	414	313
Net income	691	424	1,340	1,047
Non-interest expense includes:
Depreciation and amortization	218	223	438	433
Total assets	133,488		133,488		129,706
Total liabilities	133,468		133,468		129,673
Operating segments [member] | Insurance [member]
Disclosure of operating segments [line items]
Non-interest income	536	197	2,345	2,191
Total revenue	536	197	2,345	2,191
Provision for credit losses		1		1
Insurance policyholder benefits, claims and acquisition expense	149	(177)	1,555	1,437
Non-interest expense	140	148	289	301
Net income (loss) before income taxes	247	225	501	452
Income taxes (recoveries)	60	45	113	91
Net income	187	180	388	361
Non-interest expense includes:
Depreciation and amortization	15	14	29	29
Total assets	21,011		21,011		21,253
Total liabilities	21,263		21,263		21,311
Operating segments [member] | Investor & Treasury Services [member]
Disclosure of operating segments [line items]
Net interest income	87	74	178	132
Non-interest income	447	635	921	1,174
Total revenue	534	709	1,099	1,306
Provision for credit losses	(2)	14	(4)	14
Non-interest expense	375	392	776	794
Net income (loss) before income taxes	161	303	327	498
Income taxes (recoveries)	41	77	84	129
Net income	120	226	243	369
Non-interest expense includes:
Depreciation and amortization	47	54	96	104
Total assets	217,607		217,607		230,695
Total liabilities	217,519		217,519		230,618
Operating segments [member] | Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	1,121	1,456	2,320	2,617
Non-interest income	1,597	857	3,106	2,244
Total revenue	2,718	2,313	5,426	4,861
Provision for credit losses	(127)	1,017	(150)	1,096
Non-interest expense	1,468	1,291	2,909	2,726
Net income (loss) before income taxes	1,377	5	2,667	1,039
Income taxes (recoveries)	306	(100)	529	52
Net income	1,071	105	2,138	987
Non-interest expense includes:
Depreciation and amortization	126	127	251	254
Total assets	669,157		669,157		688,054
Total liabilities	668,854		668,854		688,314
Unallocated amounts [member]
Disclosure of operating segments [line items]
Net interest income	(105)	49	(187)	87
Non-interest income	14	(157)	7	(274)
Total revenue	(91)	(108)	(180)	(187)
Provision for credit losses		1	(1)	1
Non-interest expense	(14)	(5)	(4)	29
Net income (loss) before income taxes	(77)	(104)	(175)	(217)
Income taxes (recoveries)	(115)	(118)	(227)	(225)
Net income	38	$ 14	52	$ 8
Non-interest expense includes:
Depreciation and amortization	1		2
Total assets	50,990		50,990		45,161
Total liabilities	$ (41,589)		$ (41,589)		$ (41,817)